Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
Equity award grants to the Named Executive Officers are set forth in their employment agreements, which generally provide terms for annual grants to be made over the agreement’s term. The Compensation Committee assesses the award terms each year and makes a final determination as to the types and terms of equity awards to be granted to the Named Executive Officers for that year. The number of shares subject to restricted share unit awards is generally determined by dividing the applicable grant date value provided in the employment agreement by the closing price on the grant date, and the number of shares subject to awards of stock options and SARs is generally determined by dividing the applicable grant date value provided in the employment agreement by the per-share
fair value of the award on the grant date based on the valuation method and assumptions then generally used by the Company in valuing its options and SARs for financial statement purposes.
The Compensation Committee’s practice has been to grant annual equity awards at its first meeting after July 1 each year. Additionally, the
Company may, from
time-to-time,
grant equity-based awards to executive officers and other employees as part of annual bonuses, in connection with new-hires
or promotions, or in other special circumstances, and retains discretion to grant equity awards from time-to-time
when and as the Compensation Committee may determine to be appropriate. The release of material non-public
information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Restricted Share Units

The Company grants long-term incentive awards to the Named Executive Officers in the form of restricted share units that may be subject to time-based and performance-based vesting requirements. These awards generally relate to Class B non-voting
shares, with each unit that vests payable in Class B
non-voting
shares (although awards may also be structured to be payable in cash based on the value of the underlying shares). Awards of time-based restricted share units vest over a period of several years following the date of grant, aligning executives’ interests with shareholders and promoting retention by maintaining value regardless of share price fluctuations.

Awards of performance-based restricted share units also cover multiple years, with portions eligible to vest annually based on Company and individual performance relative to goals set by the Compensation Committee. Before any performance-based restricted share unit is paid, the Compensation Committee must certify that the performance target(s) have been satisfied. The Compensation Committee has discretion to determine the performance target(s) and any other restrictions or other limitations of performance-based restricted share units and may reserve discretion to reduce payments below maximum award limits, enabling these awards to drive annual performance while reinforcing long-term retention. In no event will the award vest as to more than 100% of the shares subject to the award.

Award Timing Method	The Compensation Committee’s practice has been to grant annual equity awards at its first meeting after July 1 each year. Additionally, the
Company may, from
time-to-time,
grant equity-based awards to executive officers and other employees as part of annual bonuses, in connection with new-hires
or promotions, or in other special circumstances, and retains discretion to grant equity awards from time-to-time
when and as the Compensation Committee may determine to be appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The release of material
non-public
information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false